Leases - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
In-Chartered [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Minimum commitments under vessel operating leases - 2017	$ 69,700,000
Minimum commitments under vessel operating leases - 2018	35,400,000
Minimum commitments under vessel operating leases - 2019	17,200,000
Property Available for Operating Lease [Member]
Schedule Of Operating Leases [Line Items]
Operating leases cost	4,300,000,000
Operating leases accumulated depreciation	1,000,000,000
Operating leases carrying amount of the vessels	3,300,000,000
Operating Leases, Future Minimum Payments Receivable [Abstract]
Revenues receivable - 2017	810,500,000
Revenues receivable - 2018	754,700,000
Revenues receivable - 2019	608,900,000
Revenues receivable - 2020	541,400,000
Revenues receivable - 2021	341,800,000
Revenues receivable - Thereafter	1,200,000,000
Minimum scheduled future revenues	4,200,000,000
VOC Equipment [Member] | Direct Financing Lease [Member]
Capital Leases of Lessor [Abstract]
Minimum lease payments receivable	8,400,000	$ 0
Unearned income	2,400,000
2017	1,300,000
2018	1,300,000
2019	1,300,000
2020	1,300,000
2021	1,300,000
Thereafter	1,900,000
Falcon Spirit Floating, Storage and Offloading Units [Member] | Direct Financing Lease [Member]
Capital Leases of Lessor [Abstract]
Minimum lease payments receivable	3,800,000	12,600,000
Unearned income	800,000	$ 3,600,000
Estimated unguaranteed residual value	$ 8,500,000